Income taxes - Settlement program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($) installment
Income taxes
Current liabilities	$ 324	$ 340
Non-current liabilities	1,964	2,404
REFIS liabilities	$ 2,288	$ 2,744
SELIC rate (in percentage)	9.25%	2.00%
Remaining monthly installments of settlement liability | installment	82	94